Right of Use Assets and Operating Lease Liability - Schedule of Weighted-Average Discount Rate for Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Weighted-Average Discount Rate for Operating Leases [Abstract]
2026	$ 846,794
2027	799,918
2028	223,026
2029
Total operating lease payment	1,869,738
Less: Imputed interest	(111,697)
Present value of operating lease liabilities	1,758,041
Operating lease liabilities – current	768,538	$ 684,143
Operating lease liabilities – non-current	$ 989,503	$ 1,499,386